SUMMARY OF LOSS PER SHARE (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loss per share, basic	[1]	$ (1.03)	$ (1.03)	$ (24.65)
Loss per share, diluted	[1]	$ (1.03)	$ (1.03)	$ (24.65)
Net Loss		$ (24,939,822)	$ (5,711,222)	$ (56,006,439)
Non-Controlling Interest		(57,746)	(54,079)	(206,021)
Loss Attributed to Ordinary Shareholders		$ (24,882,076)	$ (5,657,143)	$ (55,800,418)
Weighted Average Number of Ordinary Shares
Issued at the beginning of the year	[2]	7,387,378	2,770,522	1,615,581
Issued in current Year	[2]	57,003,973	4,616,856	1,154,941
Issued at the end of the year	[2]	64,391,351	7,387,378	2,770,522
Weighted Average	[1],[2]	24,153,220	5,550,197	2,263,436
Diluted loss per share:
Share Options and RSUs	[2]	6,725,070	152,494	151,166

[1]	Number of shares and net loss per share is adjusted for comparative period for the share consolidated.
[2]	Number of shares and options of the previous year are adjusted for share consolidation in the ratio of 1 for 10.